UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10575

ALLIANCE CALIFORNIA MUNICIPAL INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2019

Date of reporting period: January 31, 2019

ITEM 1.	SCHEDULE OF INVESTMENTS.

Alliance California Municipal Income Fund

Portfolio of Investments

January 31, 2019 (unaudited)

	Principal
	Amount
	(000)	U.S. $ Value
MUNICIPAL OBLIGATIONS – 160.0%
Long-Term Municipal Bonds – 160.0%
California – 148.1%
Anaheim Public Financing Authority
(City of Anaheim CA Lease)
Series 2014A
5.00%, 5/01/33-5/01/39	$4,750	$5,303,050
Bay Area Toll Authority
Series 2013S
5.00%, 4/01/33 (Pre-refunded/ETM)	5,000	5,702,850
Beaumont Financing Authority
AMBAC Series 2007C
5.00%, 9/01/26(a)	145	145,128
Bellflower Redevelopment Agency
(9920 Flora Vista LP)
Series 2002A
5.50%, 6/01/35	2,540	2,516,251
California Community College Financing Authority
(NCCD-Orange Coast Properties LLC)
Series 2018
5.25%, 5/01/53	2,850	3,095,271
California Educational Facilities Authority
(Loma Linda University)
Series 2017A
5.00%, 4/01/47	1,000	1,113,870
California Health Facilities Financing Authority
(California-Nevada Methodist Homes)
Series 2015
5.00%, 7/01/45	3,000	3,390,270
California Health Facilities Financing Authority
(Children’s Hospital Los Angeles)
Series 2017A
5.00%, 8/15/42-8/15/47	3,500	3,846,730
California Health Facilities Financing Authority
(El Camino Hospital)
Series 2017
5.00%, 2/01/36	1,900	2,149,489
California Municipal Finance Authority
(American Heritage Education Foundation/CA)
Series 2016A
5.00%, 6/01/46	1,750	1,840,790
California Municipal Finance Authority
(Azusa Pacific University)
Series 2015B
5.00%, 4/01/35-4/01/41	2,040	2,126,250
California Municipal Finance Authority
(Community Hospitals of Central California Obligated Group)
Series 2017A
5.00%, 2/01/42-2/01/47	3,625	3,940,009
California Municipal Finance Authority
(Emerson College)
Series 2017B
5.00%, 1/01/42	4,000	4,378,720
California Public Finance Authority
(Henry Mayo Newhall Memorial Hospital)
Series 2017
5.00%, 10/15/47	1,085	1,157,695

	Principal
	Amount
	(000)	U.S. $ Value
California School Finance Authority
(Alliance for College Ready Public Schools Obligated Group)
Series 2015A
5.00%, 7/01/30(b)	$1,700	$1,847,237
California School Finance Authority
(Green DOT Public Schools Obligated Group)
Series 2015A
5.00%, 8/01/45(b)	1,500	1,571,040
Series 2018
5.00%, 8/01/48(b)	1,650	1,753,785
California School Finance Authority
(Kipp LA Schools)
Series 2017A
5.00%, 7/01/47(b)	2,815	3,018,384
California State Public Works Board
Series 2011G
5.25%, 12/01/26 (Pre-refunded/ETM)	3,700	4,087,723
California Statewide Communities Development Authority
(Bentley School)
Series 2010A
7.00%, 7/01/40(a)	2,625	2,777,670
California Statewide Communities Development Authority
(Buck Institute for Research on Aging)
AGM Series 2014
5.00%, 11/15/44	4,000	4,452,920
California Statewide Communities Development Authority
(Collis P. and Howard Huntington Memorial Hospital Obligated Group)
Series 2014B
5.00%, 7/01/44	1,000	1,085,610
California Statewide Communities Development Authority
(Loma Linda University Medical Center)
Series 2016A
5.00%, 12/01/46(b)	1,620	1,688,445
California Statewide Communities Development Authority
(Methodist Hospital of Southern California Obligated Group)
Series 2018
5.00%, 1/01/48	1,000	1,077,390
California Statewide Communities Development Authority
(NCCD-Hooper Street LLC)
5.25%, 7/01/39-7/01/52(b) (c)	1,500	1,576,357
City of Irvine CA
(Irvine Community Facilities District No. 2013-3)
AGM Series 2018
5.00%, 9/01/51	1,250	1,377,387
City of Los Angeles Department of Airports
Series 2010A
5.00%, 5/15/27	1,440	1,507,421

	Principal
	Amount
	(000)	U.S. $ Value
City of San Jose CA Airport Revenue
(Norman Y Mineta San Jose International Airport SJC)
Series 2017A
5.00%, 3/01/37	$1,500	$1,682,820
County of Sacramento CA Airport System Revenue
Series 2016A
5.00%, 7/01/41	1,000	1,116,460
Garden Grove Unified School District
Series 2013C
5.00%, 8/01/34	3,650	4,099,789
Golden State Tobacco Securitization Corp.
Series 2018A
3.50%, 6/01/36	3,500	3,443,510
Inglewood Redevelopment Agency Successor Agency
BAM Series 2017A
5.00%, 5/01/34	365	418,797
Jurupa Public Financing Authority
Series 2014A
5.00%, 9/01/30-9/01/32	2,475	2,798,453
Long Beach Bond Finance Authority
(Aquarium of the Pacific)
Series 2012
5.00%, 11/01/27	3,500	3,778,670
Los Angeles County Metropolitan Transportation Authority
(Los Angeles County Metropolitan Transportation Authority Sales Tax)
Series 2009
5.00%, 7/01/25	6,700	6,795,274
Series 2013B
5.00%, 7/01/33	1,675	1,890,522
Los Angeles Department of Water
Series 2013B
5.00%, 7/01/32	6,185	6,955,775
Norco Community Redevelopment Agency Successor Agency
Series 2010
5.875%, 3/01/32 (Pre-refunded/ETM)(a)	420	439,240
6.00%, 3/01/36 (Pre-refunded/ETM) (a)	325	340,321
Palomar Health
(Palomar Health Obligated Group)
Series 2016
5.00%, 11/01/36	1,250	1,347,113
Port of Los Angeles
Series 2009C
5.00%, 8/01/26	5,550	5,639,299
Riverside County Infrastructure Financing Authority
(Riverside County Infrastructure Financing Authority Lease)
Series 2015A
4.00%, 11/01/37	1,225	1,278,667
Riverside County Transportation Commission
Series 2013A
5.25%, 6/01/32 (Pre-refunded/ETM)	2,000	2,308,360

	Principal
	Amount
	(000)	U.S. $ Value
Sacramento City Unified School District/CA
Series 2011
5.50%, 7/01/29	$4,000	$4,294,240
San Bernardino County Transportation Authority
Series 2015-2
5.00%, 3/01/32-3/01/34(d)	6,040	6,850,531
San Diego County Water Authority
Series 2013
5.00%, 5/01/31	4,300	4,817,161
San Diego Public Facilities Financing Authority
Series 2010A
5.00%, 5/15/36(d)	5,000	5,794,700
5.10%, 9/01/29 (Pre-refunded/ETM)	2,360	2,492,868
San Diego Unified School District/CA
Series 2013C
5.00%, 7/01/32	5,125	5,775,209
San Francisco Bay Area Rapid Transit District
(San Francisco Bay Area Rapid Transit District Sales Tax Revenue)
Series 2012A
5.00%, 7/01/36	1,625	1,795,560
San Francisco Bay Area Rapid Transit District Sales Tax Revenue
Series 2012A
5.00%, 7/01/36 (Pre-refunded/ETM)(a)	605	674,878
San Francisco City & County Airport Comm
(San Francisco Intl Airport)
Series 2019A
5.00%, 5/01/49(c)	2,500	2,806,350
San Francisco City & County Public Utilities Commission Wastewater Revenue
Series 2013B
5.00%, 10/01/32	4,735	5,265,462
San Francisco Municipal Transportation Agency
Series 2013
5.00%, 3/01/28-3/01/31	6,070	6,805,344
San Joaquin Hills Transportation Corridor Agency
Series 2014A
5.00%, 1/15/44	3,900	4,191,954
San Mateo Union High School District
Series 2013
5.00%, 9/01/33(a)	2,115	2,379,227
Series 2013A
5.00%, 9/01/33	2,065	2,346,150
Southern California Public Power Authority
(Los Angeles Department of Water & Power PWR)
Series 2010
5.00%, 7/01/27	2,525	2,596,508
State of California
Series 2013
5.00%, 11/01/31	2,000	2,250,780
Stockton Public Financing Authority
(City of Stockton CA Water Revenue)
BAM Series 2018A
5.00%, 10/01/36	1,100	1,266,309
Successor Agency to Richmond Community Redevelopment Agency
Series 2010A
5.75%, 9/01/24-9/01/25	530	560,730

	Principal
	Amount
	(000)	U.S. $ Value
6.00%, 9/01/30	$370	$392,589
Turlock Irrigation District
Series 2011
5.50%, 1/01/41	1,200	1,273,812
University of California
Series 2012G
5.00%, 5/15/31	4,370	4,811,938
5.00%, 5/15/31 (Pre-refunded/ETM)(a)	3,630	4,033,910

		186,337,022

Florida – 2.3%
Miami Beach Health Facilities Authority
(Mount Sinai Medical Center of Florida, Inc.)
Series 2014
5.00%, 11/15/39	2,750	2,909,418

Guam – 2.3%
Guam Power Authority
Series 2012A
5.00%, 10/01/34	2,000	2,095,680
Territory of Guam
(Guam Section 30 Income Tax)
Series 2016A
5.00%, 12/01/46	780	816,964

		2,912,644

Illinois – 0.9%
Chicago Board of Education
AGM Series 2018A
5.00%, 12/01/33	1,000	1,111,440

Missouri – 0.9%
Joplin Industrial Development Authority
(Freeman Health System Obligated Group)
Series 2015
5.00%, 2/15/35	1,000	1,076,270

New Jersey – 2.0%
New Jersey Transportation Trust Fund Authority
(New Jersey Transportation Fed Hwy Grant)
Series 2016
5.00%, 6/15/29	1,000	1,120,010
Tobacco Settlement Financing Corp./NJ
Series 2018A
5.00%, 6/01/46	1,355	1,400,826

		2,520,836

New York – 2.7%
Metropolitan Transportation Authority
Series 2014C
5.00%, 11/15/32	3,045	3,370,967

Pennsylvania – 0.8%
Pennsylvania Economic Development Financing Authority
(PA Bridges Finco LP)
Series 2015
5.00%, 6/30/42	1,000	1,068,140

U.S. $ Value
Total Investments – 160.0% (cost $192,660,802)(e)	$201,306,737
Other assets less liabilities – (36.3)%	(45,590,611)
Preferred Shares at liquidation value – (23.7)%	(29,875,000)

Net Assets Applicable to Common Shareholders – 100.0%(f)	$125,841,126

(a)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2019, the aggregate market value of these securities amounted to $11,455,248 or 9.1% of net assets.

(c)	When-Issued or delayed delivery security.
(d)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund (see Note I).
(e)

As of January 31, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $9,062,633 and gross unrealized depreciation of investments was $(416,698), resulting in net unrealized appreciation of $8,645,935.

(f)	Portfolio percentages are calculated based on net assets applicable to common shareholders.

As of January 31, 2019, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 4.4% and 0.0%, respectively.

Glossary:

AGM – Assured Guaranty Municipal

AMBAC – Ambac Assurance Corporation

BAM – Build American Mutual

DOT – Department of Transportation

ETM – Escrowed to Maturity

Alliance California Municipal Income Fund

January 31, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2019:

	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$190,516,363	$10,790,374	$201,306,737
Liabilities:
Variable Rate MuniFund Term Preferred Shares(a)	—	(39,978,573)	—	(39,978,573)
Floating Rate Notes(a)	(7,950,000)	—	—	(7,950,000)
Other Financial Instruments(b)	—	—	—	—

Total(c)	$(7,950,000)	$150,537,790	$10,790,374	$153,378,164

(a)	The Fund may hold liabilities in which the fair value approximates the carrying amount for financial statement purposes.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(c)	There were no transfers between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds	Total
Balance as of 10/31/18	$9,940,832	$9,940,832
Accrued discounts/(premiums)	(13,138)	(13,138)
Realized gain (loss)	—	—
Change in unrealized appreciation/depreciation	78,142	78,142
Purchases	—	—
Sales	—	—
Transfers in to Level 3	784,538	784,538	(a)
Transfers out of Level 3	—	—

Balance as of 1/31/19	$10,790,374	$10,790,374

Net change in unrealized appreciation/depreciation from investments held as of 1/31/19	$78,142	$78,142

(a)	There were de minimis transfers under 1% of net assets during the reporting period.

As of January 31, 2019, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Alliance California Municipal Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 25, 2019

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	March 25, 2019